Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (351,916)	$ (111,201)	$ (595,140)	$ (1,025,393)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	50,268	79,668	333,950	264,340
Stock and options issued for services	$ 106,384	$ 79,591	253,358	272,804
Loss on disposal of assets			31,731	3,295
Stock-based compensation			327,748	899,438
Changes in:
Accounts receivable	$ 506,685	$ 286,840	(747,069)	(588,672)
Prepaid expenses	16,068	(10,206)	(42,530)	(16,322)
Accounts payable	(380,115)	(37,241)	11,819	11,633
Revenue share payable	(852,792)	(339,459)	852,847	215,210
Accrued expenses	1,107	5,392	(18,476)	13,459
Deferred revenue	618,224	133,308	106,872	(106,142)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(286,087)	86,692	515,110	(56,350)
CASH FLOWS FROM INVESTING ACTIVITIES:
Patent rights	(1,295)	$ (3,042)	(1,519)	(110,551)
Equipment	$ (14,507)		(2,046)	(6,984)
Website site development costs		$ (19,800)	(97,399)	(292,417)
NET CASH USED IN INVESTING ACTIVITIES	$ (15,802)	$ (22,842)	(100,964)	(409,952)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repurchase of common stock payable	(357,415)
Proceeds from issuance of common stock			$ 4,346,446	8,795,032
Redemption of common and preferred stock				(6,000,000)
NET CASH USED IN FINANCING ACTIVITIES	(357,415)		$ 4,346,446	2,795,032
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(659,304)	$ 63,850	4,760,592	2,328,730
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	8,207,565	3,446,973	3,446,973	1,118,243
CASH AND CASH EQUIVALENTS - END OF PERIOD	7,548,261	$ 3,510,823	$ 8,207,565	$ 3,446,973
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	$ 163
Cash paid for income taxes
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for future services